Investments and Advances - Summary of Investment and Advances and Equity in Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Investments and Advances	$ 46,113	$ 44,610
Other non-equity method investments	699	628
Total investments and advances	46,812	45,238
Equity in Earnings	5,131	8,585	$ 5,657
United States | Investments and Advances
Schedule of Equity Method Investments [Line Items]
Total investments and advances	10,985	9,855
United States | Equity in Earnings
Schedule of Equity Method Investments [Line Items]
Equity in Earnings	340	975	1,889
International | Investments and Advances
Schedule of Equity Method Investments [Line Items]
Total investments and advances	35,827	35,383
International | Equity in Earnings
Schedule of Equity Method Investments [Line Items]
Equity in Earnings	4,791	7,610	3,768
All Other
Schedule of Equity Method Investments [Line Items]
Investments and Advances	(6)	(5)
Equity in Earnings	(9)	(6)	1
Upstream | Operating Segments
Schedule of Equity Method Investments [Line Items]
Investments and Advances	31,619	31,196
Equity in Earnings	3,885	6,626	3,509
Upstream | Operating Segments | Tengizchevroil
Schedule of Equity Method Investments [Line Items]
Investments and Advances	26,954	26,534
Equity in Earnings	3,375	4,386	2,831
Upstream | Operating Segments | Caspian Pipeline Consortium
Schedule of Equity Method Investments [Line Items]
Investments and Advances	797	761
Equity in Earnings	158	128	155
Upstream | Operating Segments | Angola LNG Limited
Schedule of Equity Method Investments [Line Items]
Investments and Advances	1,762	1,963
Equity in Earnings	513	1,857	336
Upstream | Operating Segments | Other
Schedule of Equity Method Investments [Line Items]
Investments and Advances	2,106	1,938
Equity in Earnings	(161)	255	187
Downstream | Operating Segments
Schedule of Equity Method Investments [Line Items]
Investments and Advances	14,500	13,419
Equity in Earnings	1,255	1,965	2,147
Downstream | Operating Segments | Chevron Phillips Chemical Company LLC
Schedule of Equity Method Investments [Line Items]
Investments and Advances	7,765	6,843
Equity in Earnings	608	867	1,842
Downstream | Operating Segments | GS Caltex Corporation
Schedule of Equity Method Investments [Line Items]
Investments and Advances	4,309	4,288
Equity in Earnings	437	874	85
Downstream | Operating Segments | Other
Schedule of Equity Method Investments [Line Items]
Investments and Advances	2,426	2,288
Equity in Earnings	$ 210	$ 224	$ 220